Earnings Per Common Share of MAA	12 Months Ended
Dec. 31, 2017
Earnings per share of the trust [Abstract]
Earnings per share
EARNINGS PER COMMON SHARE OF MAA

Basic earnings per share is computed by dividing net income available to MAA common shareholders by the weighted average number of common shares outstanding during the period.  All outstanding unvested restricted share awards contain rights to non-forfeitable dividends and participate in undistributed earnings with shareholders and, accordingly, are considered participating securities that are included in the two-class method of computing basic earnings per share. Both the unvested restricted shares and other potentially dilutive common shares, and the related impact to earnings, are considered when calculating earnings per share on a diluted basis with diluted earnings per share being the more dilutive of the treasury stock or two-class methods.  OP Units are included in dilutive earnings per share calculations when the units are dilutive to earnings per share. For the years ended December 31, 2017, 2016, and 2015, MAA's basic earnings per share is computed using the two-class method, as the two-class method is the more dilutive calculation, and is presented below (dollars and shares in thousands, except per share amounts):

	2017		2016		2015
Common Shares Outstanding
Weighted average common shares - basic	113,407		78,502		75,176
Effect of dilutive securities	280		298		—	(1)
Weighted average common shares - diluted	113,687		78,800		75,176

Calculation of Earnings per Common Share - basic
Net income	$340,536		$224,402		$350,745
Net income attributable to noncontrolling interests	(12,157)		(12,180)		(18,458)
Unvested restricted stock (allocation of earnings)	(535)		(572)		(772)
Preferred dividends	(3,688)		(307)		—
Net income available for common shareholders, adjusted	$324,156		$211,343		$331,515

Weighted average common shares - basic	113,407		78,502		75,176
Earnings per common share - basic	$2.86		$2.69		$4.41

Calculation of Earnings per Common Share - diluted
Net income	$340,536		$224,402		$350,745
Net income attributable to noncontrolling interests	(12,157)	(2)	(12,180)	(2)	(18,458)	(2)
Unvested restricted stock (allocation of earnings)	—		—		(772)	(1)
Preferred dividends	(3,688)		(307)		—
Net income available for common shareholders, adjusted	$324,691		$211,915		$331,515

Weighted average common shares - diluted	113,687		78,800		75,176
Earnings per common share - diluted	$2.86		$2.69		$4.41

(1)For the year ended December 31, 2015, 0.1 million potentially dilutive securities and their related income are not included in the diluted earnings per share calculation as they are not dilutive.

(2) For the years ended December 31, 2017, 2016, and 2015, 4.2 million OP units and their related income are not included in the diluted earnings per share calculations as they are not dilutive.